                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [_]; Amendment Number:
                                               ------------------
   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    McCarthy Group Advisors, L.L.C.
Address: 1125 South 103rd Street, Suite 580
         Omaha, Nebraska
         68124

Form 13F File Number: 28-10977

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Art N. Burtscher
Title: Senior Vice President
Phone: (402) 393-1300

Signature, Place, and Date of Signing:


/s/ Art N. Burtscher, Senior Vice President     Omaha, Nebraska       5/4/2011
-------------------------------------------   -------------------   ------------
                [Signature]                      [City, State]         [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number    Name
    ----------------------  ----
    28-
       -------------------  ----------------------------------------------------
    [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:        132
Form 13F Information Table Value Total:   $112,622
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.          Form 13F File Number   Name
    ---          --------------------   ----
                 28-
    ----------      -----------------   ----------------------------------------
    [Repeat as necessary.]

Westwood Management Corp.
FORM 13F
31-Mar-11

                                                                                                               Voting Authority
                                  Title                   Value    Shares/   Sh/  Put/  Invstmt    Other   -----------------------
Name of Issuer                  of class    CUSIP       (x$1000)   Prn Amt   Prn  Call  Dscretn  Managers     Sole    Shared  None
--------------                  --------  ---------     --------  --------  ----  ----  -------  --------  ---------  ------  ----
AFLAC Inc                       COM       001055102         1797     34038  SH          Sole                   34038
Abbott Laboratories             COM       002824100         1993     40627  SH          Sole                   40627
Aeropostale                     COM       007865108          396     16300  SH          Sole                   16300
Alliant Techsystems             COM       018804104          806     11401  SH          Sole                   11401
Amedisys Inc                    COM       023436108          336      9600  SH          Sole                    9600
Amtrust Financial Services Inc  COM       032359309          235     12300  SH          Sole                   12300
Atlantic Tele Network           COM       049079205          400     10750  SH          Sole                   10750
Atwood Oceanics Inc             COM       050095108          432      9300  SH          Sole                    9300
Automatic Data Process          COM       053015103          518     10100  SH          Sole                   10100
Bank of America Corp            COM       060505104          390     29268  SH          Sole                   29268
Bank of New York Mellon Corp    COM       064058100          687     23000  SH          Sole                   23000
Baxter Intl Inc                 COM       071813109          275      5113  SH          Sole                    5113
Becton Dickinson & Co           COM       075887109          486      6103  SH          Sole                    6103
Berkshire Hathaway Inc Cl B     COM       084670702          882     10550  SH          Sole                   10550
Boeing Co                       COM       097023105         1280     17319  SH          Sole                   17319
Bristol Myers Squibb Co         COM       110122108          823     31120  SH          Sole                   31120
CVS/Caremark Corp               COM       126650100         1778     51800  SH          Sole                   51800
Caci International Inc - Cl A   COM       127190304          227      3700  SH          Sole                    3700
ChevronTexaco Corp              COM       166764100          522      4858  SH          Sole                    4858
Chubb Corp                      COM       171232101          228      3712  SH          Sole                    3712
Colgate Palmolive Co            COM       194162103         1305     16163  SH          Sole                   16163
Comtech Telecommunications      COM       205826209          350     12860  SH          Sole                   12860
Core Mark Hldg Co Inc           COM       218681104          534     16157  SH          Sole                   16157
Corning Inc                     COM       219350105          373     18080  SH          Sole                   18080
Cubist Pharmaceuticals          COM       229678107          471     18672  SH          Sole                   18672
Dow Chemical                    COM       260543103          417     11044  SH          Sole                   11044
Eaton Vance Corp Com Non Vtg    COM       278265103          235      7291  SH          Sole                    7291
Firstmerit Corp                 COM       337915102          212     12400  SH          Sole                   12400
Franklin Resources Inc          COM       354613101         1287     10289  SH          Sole                   10289
General Dynamics                COM       369550108         1225     16005  SH          Sole                   16005
Greif Inc Cl A                  COM       397624107         1073     16397  SH          Sole                   16397
Gulfmark Offshore Inc - CL A    COM       402629208          409      9200  SH          Sole                    9200
Harris Corp Del                 COM       413875105         1541     31068  SH          Sole                   31068
Hartford Finl Conv PFD          PFD       416515708          880     33800  SH          Sole                   33800
Hasbro Inc                      COM       418056107          899     19197  SH          Sole                   19197
Henry Jack & Assoc Inc          COM       426281101          250      7385  SH          Sole                    7385
Hewlett Packard Co              COM       428236103         1626     39699  SH          Sole                   39699
ITT Industries Inc              COM       450911102          247      4112  SH          Sole                    4112
Intel Corp                      COM       458140100         1756     86999  SH          Sole                   86999
International Business Machine  COM       459200101          718      4400  SH          Sole                    4400
International Speedway CL A     COM       460335201          569     19100  SH          Sole                   19100
iShares Tr S&P Midcp Grow - ET  COM       464287606          510      4625  SH          Sole                    4625
iShares Russell 2000 Value - E  COM       464287630         1183     15695  SH          Sole                   15695
iShares Tr S&P Midcap 400 Valu  COM       464287705          403      4675  SH          Sole                    4675
Johnson & Johnson               COM       478160104         1812     30587  SH          Sole                   30587
Kirkland's Inc                  COM       497498105          435     28150  SH          Sole                   28150
Kohls Corp                      COM       500255104         1766     33290  SH          Sole                   33290
Landstar Systems Inc            COM       515098101          324      7100  SH          Sole                    7100
Lear Corp                       COM       521865204          386      7904  SH          Sole                    7904
Eli Lilly & Co                  COM       532457108          218      6200  SH          Sole                    6200
Lincoln Edl Svcs Corp           COM       533535100          335     21110  SH          Sole                   21110
Lincoln National Corp           COM       534187109         1426     47470  SH          Sole                   47470
Mantech Intl Corp Cl A          COM       564563104          772     18216  SH          Sole                   18216
Mc Cormick & Co Nv              COM       579780206         1119     23400  SH          Sole                   23400
Medtronic Inc                   COM       585055106          234      5943  SH          Sole                    5943
Microsoft Corp                  COM       594918104         2016     79421  SH          Sole                   79421
Motorola Mobility Hldg          COM       620097105          500     20483  SH          Sole                   20483
Northwestern Corp               COM       668074305          418     13800  SH          Sole                   13800
Owens & Minor Inc               COM       690732102          447     13750  SH          Sole                   13750
Pepsico Inc                     COM       713448108         1988     30859  SH          Sole                   30859
Pfizer Inc                      COM       717081103         2263    111440  SH          Sole                  111440
Procter & Gamble Co             COM       742718109         1971     32000  SH          Sole                   32000
Raytheon Co                     COM       755111507          806     15847  SH          Sole                   15847
Shuffle Master Inc              COM       825549108          384     36000  SH          Sole                   36000
Smith A O Corp                  COM       831865209          461     10400  SH          Sole                   10400
Spartan Stores Inc              COM       846822104          312     21100  SH          Sole                   21100

Steris Corp                     COM       859152100          313      9054  SH          Sole                    9054
Strayer Education Inc           COM       863236105          265      2030  SH          Sole                    2030
Stryker Corp                    COM       863667101          270      4434  SH          Sole                    4434
Texas Instruments               COM       882508104          947     27414  SH          Sole                   27414
Tidewater Inc                   COM       886423102          227      3800  SH          Sole                    3800
Transatlantic Holdings          COM       893521104         1244     25566  SH          Sole                   25566
URS Corp                        COM       903236107          408      8865  SH          Sole                    8865
Unilever N.V.                   COM       904784709          502     16000  SH          Sole                   16000
Union Pacific                   COM       907818108          560      5700  SH          Sole                    5700
United Technologies CP          COM       913017109         1501     17736  SH          Sole                   17736
VCA Antech Inc                  COM       918194101          406     16117  SH          Sole                   16117
Veeco Instrs Inc Del            COM       922417100          435      8550  SH          Sole                    8550
Wal Mart Stores Inc             COM       931142103         1756     33731  SH          Sole                   33731
Warnaco Group Inc               COM       934390402          212      3700  SH          Sole                    3700
Websense Inc                    COM       947684106          465     20250  SH          Sole                   20250
Western Union Co                COM       959802109         1318     63441  SH          Sole                   63441
Wiley John & Sons Inc Cl A      COM       968223206          546     10730  SH          Sole                   10730
Xerox Corp                      COM       984121103         2042    191750  SH          Sole                  191750
Dun & Bradstreet Corp           COM       26483E100          923     11500  SH          Sole                   11500
J2 Global Communications        COM       46626e205          605     20500  SH          Sole                   20500
Actuant Corp Cl A New           COM       00508x203          380     13100  SH          Sole                   13100
Arris Group Inc                 COM       04269q100          466     36581  SH          Sole                   36581
Bally Technologies Inc          COM       05874b107          380     10050  SH          Sole                   10050
CA, Inc                         COM       12673p105          412     17040  SH          Sole                   17040
Cisco Sys Inc                   COM       17275R102          384     22377  SH          Sole                   22377
Guggenheim Timber - ETF         COM       18383Q879         1602     68950  SH          Sole                   68950
Comcast Corporation Class A     COM       20030n101          400     16176  SH          Sole                   16176
Compass Minerals Int'l          COM       20451n101          717      7665  SH          Sole                    7665
ConocoPhillips                  COM       20825c104         1638     20517  SH          Sole                   20517
Costco Whsl Corp                COM       22160K105          513      7000  SH          Sole                    7000
EQT Corp                        COM       26884L109          413      8271  SH          Sole                    8271
Ensco International PLC - ADR   ADR       29358q109         1330     23000  SH          Sole                   23000
Exxon Mobil Corp                COM       30231G102         1821     21648  SH          Sole                   21648
Interdigital Inc                COM       45867g101          214      4483  SH          Sole                    4483
LHC Group Inc                   COM       50187a107          582     19400  SH          Sole                   19400
Liquidity Services Inc          COM       53635b107          308     17250  SH          Sole                   17250
MKS Instruments Inc             COM       55306n104          593     17800  SH          Sole                   17800
Market Vectors Gold Miner - ET  COM       57060U100         1839     30600  SH          Sole                   30600
Mednax Inc                      COM       58502b106          443      6650  SH          Sole                    6650
Merck & Co                      COM       58933y105         1211     36676  SH          Sole                   36676
Metlife Inc                     COM       59156r108          410      9169  SH          Sole                    9169
NII Holdings Inc                COM       62913f201          435     10447  SH          Sole                   10447
Neuberger Berman Intrmd Muni B  COM       64124p101          342     24531  SH          Sole                   24531
Nu Skin Enterprises, Inc        COM       67018t105          211      7345  SH          Sole                    7345
Rent A Ctr Inc New              COM       76009n100          229      6550  SH          Sole                    6550
Standard & Poor's 500 Deposito  COM       78462f103         6827     51490  SH          Sole                   51490
SPDR Gold Trust - ETF           COM       78463V107          669      4780  SH          Sole                    4780
SPDR Series Trust Short Intl E  COM       78464A334         1153     29931  SH          Sole                   29931
SPDR Series Trust Barclays Int  COM       78464A516         1167     19500  SH          Sole                   19500
SPDR S&P MidCap 400 ETF Trust   COM       78467Y107         1128      6283  SH          Sole                    6283
SYNNEX Corp                     COM       87162w100          910     27800  SH          Sole                   27800
U.S. Physical Therapy           COM       90337L108          436     19529  SH          Sole                   19529
United Health Group Inc         COM       91324P102         1371     30328  SH          Sole                   30328
Verizon Communications          COM       92343v104         1118     29000  SH          Sole                   29000
Vodafone Group PLC New Sponsor  ADR       92857w209         2340     81384  SH          Sole                   81384
Wellcare Health Plans           COM       94946t106         1678     40000  SH          Sole                   40000
WellPoint Inc                   COM       94973v107         1047     15000  SH          Sole                   15000
Aspen Ins Hldgs Ltd Shs         COM       g05384105          622     22564  SH          Sole                   22564
Endurance Specialty Holdings L  COM       g30397106         1423     29150  SH          Sole                   29150
Montpelier Re Holdings Ltd      COM       G62185106          288     16300  SH          Sole                   16300
RenaissanceRe Holdings Ltd      COM       G7496G103          552      8000  SH          Sole                    8000
Ace LTD                         COM       h0023r105         1141     17632  SH          Sole                   17632
Allied Wrld Assur               COM       h01531104         1348     21500  SH          Sole                   21500
Noble Corporation               COM       h5833n103         1096     24033  SH          Sole                   24033
Flagstone Reinsurance Holdings  COM       L3466T104          421     46678  SH          Sole                   46678
Orthofix Intl N V               COM       n6748l102          312      9600  SH          Sole                    9600

REPORT SUMMARY                       132  DATA RECORDS    112622               0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED